ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2020
ASSETS HELD FOR SALE [Abstract]
Summary of the major items of assets and liabilities classified as held for sale
The following is a summary of the major items of assets and liabilities classified as held for sale as at December 31:

(MILLIONS)	2020	2019
Assets
Cash and cash equivalents	$4	$14
Restricted cash	1	22
Trade receivables and other current assets	1	13
Property, plant and equipment, at fair value	51	303
Goodwill	—	—
Other long-term assets	—	—
Assets held for sale	$57	$352
Liabilities
Current liabilities	$—	$18
Non-recourse borrowings	4	73
Other long-term liabilities	10	46
Liabilities directly associated with assets held for sale	$14	$137